Financial Assets and Liabilities Fair Value - Schedule of Inputs to Fair Value of Derivative Earnout Liability (Details)	12 Months Ended
	Dec. 31, 2022 € / shares $ / shares	Dec. 31, 2022 $ / shares	Nov. 22, 2022 € / shares	Jun. 30, 2022 € / shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 € / shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Share value (USD) | € / shares	€ 0.12		€ 0.01	€ 0.12	€ 0.01	€ 0.01	€ 0.01
Black-Scholes Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Share value (USD)		$ 10.9
Strike price (USD)	€ 0
Probability of Milestone Completion | Black-Scholes Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Inputs to fair value of derivative earnout liability	40	40
Dividend Yield
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Inputs to fair value of derivative earnout liability	0	0
Dividend Yield | Black-Scholes Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Inputs to fair value of derivative earnout liability	0	0
Minimum | Black-Scholes Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Expected Range of milestone completion (years)	1 year 3 months 29 days
Minimum | Volatility (%) | Black-Scholes Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Inputs to fair value of derivative earnout liability	33	33
Minimum | Risk-Free Rate | Black-Scholes Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Inputs to fair value of derivative earnout liability	4.5	4.5
Maximum | Black-Scholes Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Expected Range of milestone completion (years)	1 year 8 months 1 day
Maximum | Volatility (%) | Black-Scholes Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Inputs to fair value of derivative earnout liability	35	35
Maximum | Risk-Free Rate | Black-Scholes Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Inputs to fair value of derivative earnout liability	4.6	4.6